Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation:

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the following accounting policies have been consistently applied in the preparation of the consolidated financial statements.

Principles of consolidation
(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Seaspan Corporation and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

The Company also consolidates any variable interest entities (“VIEs”) of which it is the primary beneficiary. The primary beneficiary is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 11.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company’s proportionate share of earnings is included in earnings and added to or deducted from the cost of the investment.

Foreign currency translation
(c)	Foreign currency translation:

The functional and reporting currency of the Company is the United States dollar.  Transactions involving other currencies are converted into United States dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the United States dollar are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.

Cash equivalents
(d)	Cash equivalents:
Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.
Vessels
(e)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs, less accumulated depreciation.

Vessels purchased from the Company’s predecessor upon completion of the Company’s initial public offering in 2005 were initially recorded at the predecessor’s carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, transaction fees, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is calculated on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the estimated remaining useful life and the expected salvage value of the vessel.

Vessels that are held for use are evaluated for impairment when events or circumstances indicate that their carrying amounts may not be recoverable from future undiscounted cash flows. Such evaluations include the comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. If the carrying amount of the vessel exceeds the estimated net undiscounted future cash flows expected to be generated over the vessel’s remaining useful life, the carrying amount of the vessel is reduced to its estimated fair value.

Dry-dock activities
(f)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company uses the deferral method of accounting for dry-dock activities whereby capital costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

Goodwill
(g)	Goodwill:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination.  Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Deferred financing fees
(h)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company’s credit and lease arrangements and are presented as a direct deduction from the related debt liability. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities. Amortization of deferred financing fees on capital leases is provided on the effective interest rate method over the term of the underlying obligation and amortization of deferred financing fees on operating leases is provided on a straight line basis over the lease term. Amortization of deferred financing fees are recorded as interest expense.

Revenue recognition
(i)	Revenue recognition:

The Company derives its revenue primarily from the charter of its vessels.  Each charter agreement is evaluated and classified as an operating or capital lease.  For time charters classified as operating leases, revenue for the lease and service components is recognized each day the vessel is on-hire and when collection is reasonably assured.

For capital leases that are sales-type leases, the difference between the gross investment in lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. Unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in lease.

Revenue from vessel management is recognized each day the vessel is managed and when collection is reasonably assured.

Leases
(j)	Leases:

Leases, where the Company is the lessee, are classified as either capital leases or operating leases based on an assessment of the terms of the lease.

For sale-leaseback transactions, the Company, as seller-lessee, would recognize a gain or loss over the term of the lease as an adjustment to the lease expense, unless the loss is required to be recognized immediately by accounting standards. The term of the lease includes the fixed non-cancelable term of the lease plus all renewal periods where that renewal appears reasonably assured.

Derivative financial instruments
(k)	Derivative financial instruments:

The Company’s hedging policies permit the use of various derivative financial instruments to manage interest rate risk. The Company has entered into interest rate swaps and swaptions to reduce the Company’s exposure to changing interest rates on its credit facilities.

All of the Company’s derivatives are measured at their fair value at the end of each period.  Derivatives that mature within one year are classified as current.  For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company de-designated all of the interest rate swaps it had accounted for as hedges to that date. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

Fair value measurement
(l)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•

Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.  Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2—Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Share-based compensation
(m)	Share-based compensation:

The Company has granted restricted shares, phantom share units, performance share units, stock appreciation rights (“SARs”) and restricted stock units to certain of its officers, members of management and directors as compensation. Compensation cost is measured at their grant date fair values.  Under this method, restricted shares, phantom share units and restricted stock units are measured based on the quoted market price of the Company’s Class A common shares on the date of the grant. SARs and performance share units are measured at fair value using the Monte Carlo model and the fair value of each grant is recognized on a straight-line basis over the requisite service period. The Company accounts for forfeitures in share-based compensation expense as they occur.

Earnings per share
(n)	Earnings per share:

The treasury stock method is used to compute the dilutive effect of the Company’s share-based compensation awards. Under this method, the incremental number of shares used in computing diluted earnings per share (“EPS”) is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method was used to compute the dilutive effect of the Company’s convertible preferred shares. Under the if-converted method, dividends applicable to the convertible preferred shares were added back to earnings attributable to common shareholders, and the convertible preferred shares and paid-in kind dividends were assumed to have been converted at the share price applicable at the end of the period.  The if-converted method was applied to the computation of diluted EPS only if the effect was dilutive.

The dividends applicable to the Series C, D, E, F, G and H preferred shares reduce the earnings available to common shareholders, even if not declared, since the dividends are cumulative.

Use of estimates
(o)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting fiscal periods. Areas where accounting judgments and estimates are significant to the Company include the assessment of the vessel useful lives, expected salvage values and the recoverability of the carrying value of vessels which are subject to future market events, carrying value of goodwill and the fair value of interest rate derivative financial instruments and share-based awards. Actual results could differ from those estimates.

Comparative information
(p)	Comparative information:
Certain information has been reclassified to conform with the financial statement presentation adopted for the current year.
Recent accounting pronouncements
(q)	Recent accounting pronouncements:

In August 2017, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update 2017-12, or ASU 2017-12, “Targeted Improvements to Accounting for Hedging Activities”.   ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and requires companies to present all of the elements of hedge accounting that affect earnings in the same income statement line as the hedged item.  The new standard also permits hedge accounting for strategies for which hedge accounting is not permitted today and includes new alternatives for measuring the hedged item for fair value hedges of interest rate risk.  The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment.”  ASU 2017-04 eliminates the need to determine the fair value of individual assets and liabilities of a reporting unit to measure the goodwill impairment.  The goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019.  Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.  The Company is evaluating the revised guidance to determine the impact it will have on its consolidated financial statements.

Revenue recognition

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers”, that introduced a new five-step revenue recognition model to be used to determine how an entity should recognize revenue related to the transfer of goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services.  The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017.

ASU 2014-09 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer (ii) identify the performance obligations in the contract (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur (iv) allocate the transaction price to the respective performance obligations in the contract and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

ASU 2014-09 is effective for the Company on January 1, 2018. Entities can use either a full retrospective or modified retrospective method to adopt ASU 2014-09. Under the full retrospective method, all periods presented will be restated upon adoption to conform to the new standard and a cumulative adjustment for effects on periods prior to 2016 will be recorded to retained earnings as of January 1, 2016. Under the modified retrospective approach, the new guidance will be applied to the most current period presented in the financial statements and prior periods will not be restated. Instead, an entity will recognize the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings as of January 1, 2018. Under the modified retrospective method, an entity may also elect to apply the standard to either (i) all contracts as of January 1, 2018 or (ii) only to contracts that are not completed as of January 1, 2018. The Company has elected to adopt ASU 2014-09 using the modified retrospective method and apply the new standard only to contracts not completed as of January 1, 2018.

The Company’s revenue is comprised primarily of time charter revenue and interest income from leasing.  The time charter revenue includes a lease element, which is evaluated under Accounting Standards Codification (“ASC”) 840 “Leases”, and a service element, which is evaluated under ASU 2014-09.  Under current accounting standards, service revenue is recognized when the amounts are fixed or determinable, services have been rendered and collectability is reasonably assured.  Under ASU 2014-09, recognition of such service revenue will occur when the services are provided and the performance obligations are satisfied.  The Company has evaluated the service revenue under ASU 2014-09 and has determined that the amounts recognized and the pattern of recognition would be substantially the same as the existing revenue standard. Therefore, adoption of ASU 2014-09 is not expected to result in an adjustment to retained earnings on January 1, 2018, however additional disclosure will be required to separately disclose the lease and non-lease revenue.

ASU 2014-09 also includes guidance on the recognition of gains and losses arising from the derecognition of non-financial assets in a transaction with non-customers.  The Company’s ordinary output activities consist primarily of chartering its vessels to customers, not the sales of vessels.  Therefore, sales of vessels qualify as contracts with non-customers under ASU 2014-09.  The existing standards focus on whether the seller retains substantial risks or rewards of ownership as a result of its continuing involvement with the vessel sale.  The derecognition model is based on the transfer of control.  If a vessel sale contract includes ongoing involvement by the seller with the vessel, the seller must evaluate each promised good or service under the contract to determine whether it represents a separate performance obligation, constitutes a guarantee or prevents the transfer of control.  If a good or service is considered a separate performance obligation, an allocated portion of the transaction price should be recognized as revenue as the entity transfers the related good or service to the buyer.  The amount and timing of recognition of a gain or loss on vessel sale may differ under ASU 2014-09.

Leases

In February 2016, the FASB issued ASU 2016-02, “Leases”, which requires lessees to recognize all leases, including operating leases, with a term greater than 12 months on the balance sheet, for the rights and obligations created by those leases.  The accounting for lessors will remain largely unchanged from the existing accounting standards.  The standard is effective for fiscal years beginning after December 31, 2018, including interim periods within those fiscal years.

Under ASU 2016-02, each lease agreement will be evaluated to identify the lease components and non-lease components at lease inception. The total consideration in the lease agreement will be allocated to the lease and non-lease components based on their relative standalone selling prices. Lessors will continue to recognize the lease revenue component using an approach that is substantially equivalent to existing guidance for operating leases (straight-line basis). Sale-type and direct financing leases will be accounted for as financing transactions with the lease payments being allocated to principal and interest utilizing the effective interest rate method.

In January 2018, the FASB issued a proposed amendment to ASU 2016-02 that would allow lessors to elect, as a practical expedient, to not separate lease and non-lease components and allow these components to be accounted for as a single lease component if both (i) the timing and pattern of the revenue recognition for the non-lease component and the related lease component are the same and (ii) the combined single lease component would be classified as an operating lease.

If the proposed practical expedient mentioned above is adopted and elected, it is expected that time charter revenue and service revenue will be presented under a single lease component presentation. However, without the proposed practical expedient, it is expected that time charter revenue and service revenue will be separated into lease and non-lease components, respectively, resulting in time charter revenue being accounted for under ASU 2016-02 and service revenue being accounted for under the new revenue recognition standard as discussed above.